OTHER CURRENT ASSETS	6 Months Ended
Jun. 30, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other current assets	OTHER CURRENT ASSETS
Other current assets includes the following:

(in thousands of $)	June 30,	December 31,
	2023	2022
Trade accounts receivable, net	5,409	4,859
Accrued income	7,058	2,152
Prepaid expenses	7,881	5,940
Other receivables	5,669	3,376
Total other current assets	26,017	16,327

Trade accounts receivable are presented net of allowances for doubtful accounts. The Company recorded allowances for doubtful debts of $nil as of June 30, 2023 (December 31, 2022: $nil).